STOCK OPTIONS AND WARRANTS -Employee Stock Options (Detail Textuals 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended													1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Nov. 30, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Jan. 27, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Oct. 01, 2012 Stock Options Incentive Stock Plan 2005	Nov. 30, 2011 Stock Options Incentive Stock Plan 2005	Oct. 01, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2010 Stock Options Incentive Stock Plan 2005	Jun. 17, 2008 Stock Options Incentive Stock Plan 2005	May 16, 2007 Stock Options Incentive Stock Plan 2005	Feb. 15, 2005 Stock Options Incentive Stock Plan 2005	Jan. 26, 2005 Stock Options Incentive Stock Plan 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock as stock awards and stock options																		350,000,000			350,000,000		350,000,000				100,000,000	20,000,000	16,000,000	16,000,000
Issuance of additional common Stock as stock awards and stock options																		50,000,000
Cumulative number of shares issued																			$ 10,175,000	$ 10,175,000
Options to purchase Shares under the 2005 Incentive Stock Plan						125,208,825			125,208,825										121,454,192	125,208,825	194,729,972	125,208,825		120,650,000	120,650,000	66,900,000
Stock-based compensation expense	$ 404,507	$ 870,576	$ 1,717,837	$ 1,743,598	$ 1,926,129	$ 1,953,844	$ 1,485,068	$ 1,926,129	$ 1,953,844
Exercise price per share (in dollars per share)										$ 0.06	$ 0.07	$ 0.065	$ 0.068	$ 0.07	$ 0.0585	$ 0.08	$ 0.07		$ 0.0630	$ 0.060	$ 0.0769	$ 0.060		$ 0.060	$ 0.060	$ 0.060
Common stock issued as officer compensation (in shares)							15,000,000